Schedule of inventories (Details)	Oct. 31, 2025 USD ($)	Oct. 31, 2025 SGD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Inventory Disclosure [Abstract]
Parts	$ 35,443	$ 46,120	$ 40,614	$ 53,021	$ 23,978
Partial finished goods	78,315	101,906	72,304	94,391	82,527
Finished goods	125,749	163,629	124,547	162,595	81,079
Total inventories	$ 239,507	$ 311,655	$ 237,465	$ 310,007	$ 187,584